CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Net income before noncontrolling interest	₨ 627,631.9	$ 7,531.1	₨ 496,264.4	₨ 386,603.0
Long- duration insurance contract discount rate change	(34,112.6)	(409.3)	0.0	0.0
Foreign currency translation adjustment:
Net unrealized gain (loss) arising during the period [net of tax Rs. (436.4), Rs. (1,136.5) and Rs. (254.2), as of March 31, 2022, March 31, 2023 and March 31, 2024, respectively]	810.3	9.7	3,378.5	1,297.5
Available for sale debt securities:
Net unrealized gain (loss) arising during the period [net of tax Rs. 12,138.8, Rs. 17,666.8, and Rs. (15,898.7) as of March 31, 2022, March 31, 2023 and March 31, 2024, respectively]	78,036.1	936.4	(52,522.8)	(36,088.6)
Reclassification adjustment for net (gain) loss included in net income [net of tax Rs. 3,426.8, Rs. 449.7, and Rs. (1,675.7) as of March 31, 2022, March 31, 2023 and March 31, 2024, respectively]	4,856.3	58.3	(1,336.9)	(10,187.7)
Other comprehensive income, net of tax	49,590.1	595.1	(50,481.2)	(44,978.8)
(Surplus)/ Deficit in OCI transferred to undistributed policyholders earnings account	3,391.4	40.7	0.0	0.0
Total comprehensive income	680,613.4	8,166.9	445,783.2	341,624.2
Less: Comprehensive income attributable to shareholders of noncontrolling interest	5,223.5	62.7	817.5	602.6
Comprehensive income attributable to HDFC Bank Limited	₨ 675,389.9	$ 8,104.2	₨ 444,965.7	₨ 341,021.6